INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 10 - INTANGIBLE ASSETS:

a.    The Company’s intangible assets represent in-licenses of R&D assets. The changes in those assets are as follows:

	Year Ended December 31,
	2025	2024
	U.S. dollars in thousands

R&D assets:
Cost:
Balance at beginning of year	5,757	5,757
Derecognition following transfer of Talicia® activity to THI	(466)	—
Balance at end of year	5,291	5,757
Accumulated amortization:
Balance at beginning of year	(210)	(179)
Amortization charges	(25)	(31)
Derecognition following transfer of Talicia® activity to THI	235	—
Balance at end of year	—	(210)
	5,291	5,547
Commercialization assets:
Cost:
Balance at beginning of year	—	11,788
Disposal during the year	—	(11,788)
Balance at end of year	—	—
Accumulated impairments and amortization:
Balance at beginning of year	—	(11,788)
Disposal during the year*	—	11,788
Balance at end of year	—	—
	5,291	5,547

The Company estimated the useful life of the assets related to Talicia® at approximately 15 years from marketing approval date November 2019. The amortization expenses were recognized under cost of revenues and are presented in the consolidated statements of comprehensive income (loss) as part of the results from discontinued operations. In October 2025, the Company derecognized the  Talicia® intangible asset following the transfer of the Talicia® activity to THI as part of a loss of control transaction. The derecognition reflects the net carrying amount of the transferred assets (see also notes 16,17).

See also note 15 (5) regarding the transfer of the Company’s rights in Movantik® to HCRM in exchange for all the Company’s debt obligations under the Credit Agreement with HCRM.

*In July 2024, the Company terminated its license agreement with Cosmo Technologies Ltd. (“Cosmo”) for Aemcolo® (see note 15(8)), effective October 8, 2024. Following the termination,  the Company derecognized the remaining carrying amounts related to the Aemcolo® intangible asset, including its cost and accumulated amortization and impairment. As the asset had been fully written off as of December 31, 2022, the derecognition had no effect on the Consolidated Statements of Financial Position or Consolidated Statements of Comprehensive Income (Loss).